Note G - Other Borrowed Funds	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

Note G - Other Borrowed Funds

Other borrowed funds at December 31, 2013 and 2012 are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2013	$15,219	$3,529	$18,748
2012	$10,759	$3,526	$14,285

Pursuant to collateral agreements with the FHLB, advances are secured by $194,622 in qualifying mortgage loans, $88,756 in commercial loans and $6,281 in FHLB stock at December 31, 2013. Fixed-rate FHLB advances of $15,219 mature through 2042 and have interest rates ranging from 1.53% to 3.31% and a year-to-date weighted average cost of 2.23%. There were no variable-rate FHLB borrowings at December 31, 2013.

At December 31, 2013, the Company had a cash management line of credit enabling it to borrow up to $75,000 from the FHLB. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $75,000 available on this line of credit at December 31, 2013.

Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $189,595 at December 31, 2013. Of this maximum borrowing capacity of $189,595, the Company had $149,377 available to use as additional borrowings, of which $75,000 could be used for short-term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, have fixed rates of 1.15% to 5.00% and are due at various dates through a final maturity date of December 3, 2015. At December 31, 2013, there were no promissory notes payable by Ohio Valley to related parties. See Note K for further discussion of related party transactions.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $25,000 at December 31, 2013 and $14,200 at December 31, 2012.

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2014	$1,399	$2,801	$4,200
2015	1,308	728	2,036
2016	1,229		1,229
2017	1,162	-	1,162
2018	1,104	-	1,104
Thereafter	9,017	-	9,017
	$15,219	$3,529	$18,748